Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Rental Payments For Various Operating Leases

(Millions)
2012	$12.5
2013	9.3
2014	4.3
2015	2.2
2016	1.1
Thereafter	1.0

Total minimum rental payments	$30.4